Investments in Non-marketable Equity Securities (Details) - USD ($) $ in Thousands	Dec. 31, 2015	Dec. 31, 2014
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 11,211	$ 11,211
Chi Lin Optoelectronics Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	625	625
Chi Lin Technology Co Ltd [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	432
Jetronics International Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	432	432
C Company [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	8,962	8,962
eTurboTouch Technology Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	477	477
Oculon Optoelectronics Inc [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	0	0
Shinyoptics Corp [Member]
Security Owned Not Readily Marketable [Line Items]
Cost Method Investments	$ 283	$ 283